CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net income	$ 5,590	$ 9,431	$ 8,728
Adjustments to reconcile net income to cash provided by operating activities
Depreciation	4,227	4,209	3,127
Amortization of intangibles	2,468	1,850	1,353
Stock-based compensation	937	679	510
Deferred taxes	(3,203)	(1,527)	853
Net (gain)/loss on asset sales and other	(70)	(1,096)	123
Change in operating assets and liabilities, net of acquisitions/divestitures
Receivables (including financing receivables)	5,297	502	1,006
Retirement related	936	301	1,368
Inventory	(209)	67	(127)
Other assets/other liabilities	2,087	858	(1,819)
Accounts payable	138	(503)	126
Net cash provided by operating activities	18,197	14,770	15,247
Cash flows from investing activities
Payments for property, plant and equipment	(2,618)	(2,286)	(3,395)
Proceeds from disposition of property, plant and equipment	188	537	248
Investment in software	(612)	(621)	(569)
Purchases of marketable securities and other investments	(6,246)	(3,693)	(7,041)
Proceeds from disposition of marketable securities and other investments	5,618	3,961	6,487
Non-operating finance receivables - net	475	6,720	(503)
Acquisition of businesses, net of cash acquired	(336)	(32,630)	(139)
Divestiture of businesses, net of cash transferred	503	1,076
Net cash provided by/(used in) investing activities	(3,028)	(26,936)	(4,913)
Cash flows from financing activities
Proceeds from new debt	10,504	31,825	6,891
Payments to settle debt	(13,365)	(12,944)	(8,533)
Short-term borrowings/(repayments) less than 90 days - net	(853)	(2,597)	1,341
Common stock repurchases		(1,361)	(4,443)
Common stock repurchases for tax withholdings	(302)	(272)	(171)
Financing - other	92	99	111
Cash dividends paid	(5,797)	(5,707)	(5,666)
Net cash provided by/(used in) financing activities	(9,721)	9,042	(10,469)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(87)	(167)	(495)
Net change in cash, cash equivalents and restricted cash	5,361	(3,290)	(630)
Cash, cash equivalents and restricted cash at January 1	8,314	11,604	12,234
Cash, cash equivalents and restricted cash at December 31	13,675	8,314	11,604
Supplemental data
Income taxes paid-net of refunds received	2,253	2,091	1,745
Interest paid on debt	$ 1,830	$ 1,685	$ 1,423